March 4, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”)

1933 Act File No. 333-207814

1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 49 (“PEA No. 49”) on February 25, 2022, pursuant to Rule 485(b) under the 1933 Act for; Janus Henderson International Sustainable Equity ETF, Janus Henderson Mortgage-Backed Securities ETF, Janus Henderson Net Zero Transition Resources ETF, Janus Henderson Short Duration Income ETF, Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, Janus Henderson Sustainable Corporate Bond ETF, Janus Henderson Sustainable & Impact Core Bond ETF, Janus Henderson U.S. Real Estate ETF and Janus Henderson U.S. Sustainable Equity ETF.

2. There are no changes to the Statement of Additional Information from the form of Statement of Additional Information that was filed in PEA No. 49 on February 25, 2022, pursuant to Rule 485(b) of the 1933 Act for Janus Henderson AAA CLO ETF.

3. The text of PEA No. 49 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara B. Owen
Assistant Secretary of the Registrant

Enclosure (via EDGAR only)

cc:	Byron Hittle, Esq.
Eric Purple, Esq.

Janus Henderson Investors 151 Detroit St, Denver, CO 80206 T +1(800) 525 3713 F +1(877) 319 3852 W janushenderson.com